Employee benefits: variable compensation	12 Months Ended
Dec. 31, 2021
Entity [Table]
Employee benefits: variable compensation [text block]
Note 28

Employee benefits: variable compensation
a) Plans offered
The

Group

has

several

share-based

and

other

deferred
compensation

plans

that

align

the

interests

of

Group

Executive
Board (GEB) members

and other employees with

the interests of
investors.

Share-based awards are granted in the form of notional shares and, where

permitted,

carry a dividend

equivalent

that may be

paid
in

notional

shares

or

cash.

Awards

are

settled

by

delivering

UBS

shares
at vesting,

except

in jurisdictions

where

this

is not

permitted

for legal
or tax

reasons.

Deferred compensation awards are

generally forfeitable upon,
among other circumstances,

voluntary termination

of employment
with UBS. These

compensation plans

are

also designed

to

meet
regulatory

requirements

and

include

special

provisions

for
regulated employees.

The most significant

deferred compensation

plans are described
below.
›

Refer to Note 1a

item 5 for a description of the accounting

policy
related to share-based and other deferred compensation

plans
Mandatory deferred compensation plans
The Long-Term Incentive Plan
The

Long-Term

Incentive

Plan

(LTIP)

is

a

mandatory

deferred
share-based

compensation plan

for senior

leaders of

the Group
(i.e., GEB members and selected senior management).
The number of notional

shares delivered at

vesting depends on
two

equally

weighted

performance

metrics

over

a

three
- year
performance

period:

reported

return

on

common

equity

tier

1
capital and relative

total shareholder return,

which measures the
performance

of

UBS

against

an

index

of

Global

Systemically
Important Banks as determined by the Financial Stability Board.

The final number of shares will vest in three equal installments in each

of the

three years

following the

performance period

for
GEB

members,

and

cliff

vest

in

the

first

year

following

the
performance period for selected senior management.
The Equity

Ownership

Plan
The

Equity

Ownership

Plan

(EOP)

is

a

deferred

share-based
compensation

plan

for

employees

who

are

subject

to

deferral
requirements but

do not

receive LTIP

awards. Vesting

under the
EOP

generally

occurs

in

equal

installments

two

and

three

years
after

grant,

subject

to

continued

employment

and,

in

certain
cases, achievement of defined performance conditions.

Asset Management employees receive some or all of

their EOP

in

the

form

of

cash-settled

notional

investment

funds.

The
amount

delivered

depends

on

the

value

of

the

underlying
investment funds at the time of vesting.
The Deferred

Contingent

Capital

Plan
The

Deferred

Contingent

Capital

Plan

(DCCP)

is

a

deferred
compensation plan for all

employees who are

subject to deferral
requirements.

Such employees

are awarded

notional

additional

tier
1 (AT1) capital

instruments,

which, at

the discretion

of UBS, can

be
settled as a cash

payment or a perpetual, marketable AT1

capital
instrument. DCCP

awards

generally

vest

in

full

after

five

years,
unless the

award is

written down

following the

occurrence of

a
viability

event (as

defined under

the terms

of an AT1 instrument)

or
if the

Group’s CET1 capital

ratio falls below

a defined

threshold.
Additional performance

conditions

apply

to GEB members.
Interest payments

on DCCP awards

are paid at the

discretion of
UBS.

Where interest

payments

are not

permitted,

such

as for

certain
regulated employees,

the DCCP

award reflects

the fair value

of the
granted non-interest-bearing

award.
Financial advisor variable compensation
In
line

with

market

practice

for

US

wealth

management
businesses, the compensation for US financial advisors in Global
Wealth Management

predominantly includes

production payout
and

deferred

compensation

awards.

Production

payout

is
primarily based

on compensable revenue.

Financial advisors may
also qualify

for deferred

compensation awards,

which generally
vest over

a six-year

period. These

awards are

based on

strategic
performance

measures,

including

production

and

length

of
service

with

UBS.

Production

payout

rates

and

deferred
compensation awards

may be

reduced for,

among other

things,
errors,

negligence or

carelessness, or

failure to

comply with

the
firm’s

rules,

standards,

practices

and

/

or

policies,

and

/

or
applicable laws and regulations.

Financial advisor

compensation also

includes expenses

related
to

compensation

commitments

with

financial

advisors

entered
into

at

the

time

of

recruitment

that

are

subject

to

vesting
requirements.
Share delivery obligations
Share

delivery

obligations

related

to

employee

share-based
compensation awards were 175

million shares as of

31 December
2021

(31 December

2020:
172

million

shares).

Share

delivery
obligations are

calculated on

the basis

of undistributed

notional
share

awards,

taking

applicable

performance

conditions

into
account.
As of 31 December 2021,

UBS held
149

million treasury shares
(31 December

2020:
157

million)

that

were

available

to

satisfy
share delivery obligations.
b) Effect on the income statement
Effect

on the

income

statement

for the

financial

year and

future
periods
The table

below

provides

information

about

compensation

expenses
related to

total variable compensation, including financial advisor
variable compensation,

that were

recognized in the

financial year
ended 31 December

2021, as well as expenses

that were deferred
and will be

recognized

in the income

statement

for 2022 and

later.
The majority

of expenses

deferred

to 2022

and later

that are

related
to the

2021

performance

year

pertain

to awards

granted

in February
2022.

The total

unamortized compensation

expense for unvested
share -
based

awards

granted

up

to

31
  December   2021
will

be
recognized

in future periods

over a weighted

average

period of
2.5
years.
Variable compensation including financial advisor variable

compensation
Expenses recognized in 2021 Expenses deferred to 2022 and later
1
USD million
Related to the
2021
performance
year
Related to prior
performance
years Total
Related to the
2021
performance
year
Related to prior
performance
years Total
Non-deferred cash 2,383 (10) 2,373 0 0 0
Deferred compensation awards 405 412 817 797 624 1,421
of which: Equity Ownership Plan 183 180 363 393 184 577
of which: Deferred Contingent Capital Plan 140 158 297 299 329 628
of which: Long-Term Incentive Plan 54 19 73 50 33 83
of which: Asset Management EOP 29 56 84 56 78 133
Variable compensation – performance awards 2,788 402 3,190 797 624 1,421
Variable compensation – other
2
191 38 229 215 182 397
Total variable compensation excluding financial advisor variable compensation 2,979 440 3,419 1,012 806 1,818
Financial advisor variable compensation 4,134 248 4,382 434 641 1,075 of which: non-deferred cash 3,858 (6) 3,853 0 0 0
of which: deferred share-based awards 106 51 157 123 146 269 of which: deferred cash-based awards 170 202 372 311 495 806
Compensation commitments with recruited financial advisors
3
41 438 479 662 1,682 2,344
Total FA variable compensation 4,175 685 4,860 1,097 2,323 3,419
Total variable compensation including FA variable compensation 7,155 1,125 8,280
4
2,109 3,129 5,238
1 Estimate as

of 31 December

2021. Actual

amounts to be

expensed in future

periods may vary,

e.g., due

to forfeiture of

awards.

2 Consists of

replacement payments,

forfeiture credits,

severance payments,
retention plan payments and interest

expense related to the Deferred Contingent

Capital Plan.

3 Reflects expenses related to

compensation commitments with financial advisors entered into at the time of recruitment
that are subject to

vesting requirements. Amounts

reflected as deferred expenses

represent the maximum

deferred exposure as of

the balance sheet date.

Amounts in the “Related

to the 2021 performance

year”
columns represent commitments entered into

in 2021.

4 Includes USD
651

million in expenses related to share-based

compensation (performance awards: USD
435

million; other variable compensation:

USD
59
million; financial advisor

compensation: USD
157

million). A further

USD
85

million in expenses

related to share-based

compensation was recognized

within other expense

categories included in

Note 6 (salaries:
USD 5

million related to role-based allowances; social security: USD
64

million; other personnel expenses: USD
16

million related to the Equity Plus Plan). Total personnel expense related to share-based equity-settled compensation excluding social security was USD 641

million.
Variable compensation including financial advisor variable

compensation (continued)
Expenses recognized in 2020 Expenses deferred to 2021 and later
1
USD million
Related to the
2020
performance
year
Related to prior
performance
years Total
Related to the
2020
performance
year
Related to prior
performance
years Total
Non-deferred cash 2,167 (26) 2,141 0 0 0
Deferred compensation awards 341 727 1,068 756 288 1,044
of which: Equity Ownership Plan 137 327 463 306 69 376
of which: Deferred Contingent Capital Plan 112 351 463 280 196 476
of which: Long-Term Incentive Plan 42 11 54 50 10 61
of which: Asset Management EOP 49 39 88 120 12 132
Variable compensation – performance awards 2,508 701 3,209 756 288 1,044
Variable compensation – other
2
126 94 220 181 192 374
Total variable compensation excluding financial advisor variable compensation 2,634 795 3,429 938 480 1,418
Financial advisor variable compensation 3,356 233 3,589 350 602 952 of which: non-deferred cash 3,154 0 3,154 0 0 0
of which: deferred share-based awards 69 50 119 79 135 214
of which: deferred cash-based awards 133 183 316 271 467 738
Compensation commitments with recruited financial advisors
3
22 480 502 473 1,682 2,155
Total FA variable compensation 3,378 713 4,091 822 2,284 3,106
Total variable compensation including FA variable compensation 6,012 1,508 7,520
4
1,760 2,764 4,524
1 Estimate as of 31

December 2020. Actual amounts to be

expensed in future periods may vary, e.g., due to forfeiture of awards.

2 Consists of replacement payments, forfeiture credits, severance payments, retention plan payments and interest expense related

to the Deferred Contingent Capital Plan.

3 Reflects expenses related to compensation

commitments with financial advisors

entered into at the time of

recruitment that
are subject to vesting requirements. Amounts reflected as deferred expenses represent the maximum deferred exposure as of the balance sheet date. Amounts in the “Related to the 2020 performance year” columns represent commitments entered into

in 2020.

4 Includes USD
686

million in expenses related

to share-based compensation

(performance awards: USD
517

million; other variable compensation:

USD
50

million;
financial advisor compensation:

USD
119

million). A further

USD
100

million in expenses

related to share-based

compensation was recognized

within other expense

categories included in

Note 6 (salaries:

USD
4
million related to

role-based allowances;

social security:

USD
54

million; other

personnel expenses:

USD
42

million related

to the Equity

Plus Plan).

Total personnel

expense related

to share-based

equity-settled
compensation excluding social security was USD 691

million.
Variable compensation including financial advisor variable

compensation (continued)
Expenses recognized in 2019 Expenses deferred to 2020 and later
1
USD million
Related to the
2019
performance
year
Related to prior
performance
years Total
Related to the
2019
performance
year
Related to prior
performance
years Total
Non-deferred cash 1,894 (26) 1,868 0 0 0
Deferred compensation awards 299 588 887 429 608 1,036
of which: Equity Ownership Plan 122 300 422 205 219 424
of which: Deferred Contingent Capital Plan 113 262 375 173 365 538
of which: Long-Term Incentive Plan 39 0 39 25 0 25
of which: Asset Management EOP 25 26 51 26 23 49
Variable compensation – performance awards 2,193 562 2,755 429 608 1,036
Variable compensation – other
2
159 88 246 117 232 349
Total variable compensation excluding financial advisor variable compensation 2,352 650 3,001 545 840 1,385
Financial advisor variable compensation 3,233 268 3,501 197 710 907 of which: non-deferred cash 3,064 0 3,064 0 0 0
of which: deferred share-based awards 57 48 106 54 130 183
of which: deferred cash-based awards 112 219 331 144 580 724
Compensation commitments with recruited financial advisors
3
32 510 542 350 1,617 1,967
Total FA variable compensation 3,265 778 4,043 548 2,327 2,874
Total variable compensation including FA variable compensation 5,617 1,428 7,045
4
1,093 3,166 4,259
1 Estimate as of 31 December 2019. Actual amounts expensed may vary, e.g.,

due to forfeiture of awards.

2 Consists of replacement payments, forfeiture credits, severance payments,

retention plan payments and
interest expense related to the Deferred Contingent Capital Plan.

3 Reflects expenses related to compensation commitments with financial advisors entered into at the time of recruitment that are subject to vesting requirements. Amounts reflected as deferred expenses represent the maximum deferred exposure as of

the balance sheet date. Amounts in the

“Related to the 2019 performance year”

columns represent commitments
entered into in

2019.

4 Includes USD
610

million in expenses related

to share-based compensation (performance

awards: USD
461

million; other variable compensation: USD
43

million; financial advisor compensation:
USD 106

million). A

further USD
61

million in

expenses related

to share-based

compensation was

recognized within

other expense

categories included

in Note

6 (salaries:

USD
10

million related

to role-based
allowances; social security:

USD
25

million; other personnel

expenses: USD
27

million related to

the Equity Plus

Plan). Total personnel

expense related to

share-based equity-settled compensation

excluding social
security was USD 619

million.
c) Outstanding share-based compensation awards
Share and performance share awards
Movements in outstanding share-based awards during 2021 and 2020 are provided in the table below.
Movements in outstanding share-based compensation

awards
Number of shares
2021
Weighted average
grant date fair value
(USD)
Number of shares
2020
Weighted average
grant date fair value
(USD)
Outstanding, at the beginning of the year 174,900,395 12 156,064,763 14
Awarded during the year 68,721,549 15 72,250,157 11
Distributed during the year (52,137,287) 13 (46,899,362) 15
Forfeited during the year (10,906,096) 13 (6,515,164) 13
Outstanding, at the end of the year 180,578,561 13 174,900,395 12 of which: shares vested for accounting purposes 107,828,979 118,260,527
The total carrying amount of the liability related to cash-settled share-based awards as of 31 December 2021 and 31 December 2020 was USD 37

million and USD
36

million, respectively.
d) Valuation
UBS share awards
UBS

measures

compensation

expense

based

on

the

average
market price

of UBS

shares on

the grant

date as

quoted on

the
SIX

Swiss

Exchange,

taking

into

consideration

post-vesting

sale
and

hedge

restrictions,

non-vesting

conditions

and

market
conditions, where

applicable. The

fair value

of the

share awards
subject to

post-vesting sale

and hedge

restrictions is

discounted
on the basis of

the duration of the

post-vesting restriction and is
referenced to

the cost

of purchasing

an at-the-money

European
put option for the term of the transfer restriction. The grant date fair

value

of

notional

shares

without dividend

entitlements also
includes

a

deduction

for

the

present

value

of

future

expected
dividends to be paid between the grant date and distribution.

UBS AG
Entity [Table]
Employee benefits: variable compensation [text block]
Note 28

Employee benefits: variable compensation
a) Plans offered
UBS

has

several

share-based

and

other

deferred

compensation
plans

that

align

the

interests

of

Group

Executive

Board

(GEB)
members and other employees with the interests of investors.

Share-based awards are granted in the form of notional shares and, where

permitted,

carry a dividend

equivalent

that may be

paid
in

notional

shares

or

cash.

Awards

are

settled

by

delivering

UBS

shares
at vesting,

except

in jurisdictions

where

this

is not

permitted

for legal
or tax

reasons.

Deferred compensation awards are

generally forfeitable upon,
among other circumstances,

voluntary termination

of employment
with UBS. These

compensation plans

are

also designed

to

meet
regulatory

requirements

and

include

special

provisions

for
regulated employees.

The most significant

deferred compensation

plans are described
below.
For

the

majority

of

variable

compensation

awards

granted
under such

plans to

employees of

UBS AG,

the grantor

entity is
UBS

Group

AG.

Expenses

associated

with

these

awards

are
charged

by UBS

Group AG

to UBS

AG. For

the purpose

of

this
Note, references to shares refer to UBS Group AG shares.
›

Refer to Note 1a

item 5 for a description of the accounting

policy
related to share-based and other deferred compensation

plans
Mandatory

deferred

compensation

plans
The Long-Term Incentive Plan
The

Long-Term

Incentive

Plan

(LTIP)

is

a

mandatory

deferred
share-based

compensation plan

for senior

leaders of

the Group
(i.e., GEB members and selected senior management).
The number of notional

shares delivered at

vesting depends on
two

equally

weighted

performan
ce

metrics

over

a

three
- year
performance

period:

reported

return

on

common

equity

tier

1
capital and relative

total shareholder return,

which measures the
performance

of

UBS

against

an

index

of

Global

Systemically
Important Banks as determined by the Financial Stability Board.

The final number of shares will vest in three

equal installments in
each of the three years

following the performance period for

GEB
members, and cliff

vest in the

first year

following the performance
period for selected senior management.
The Equity

Ownership

Plan
The

Equity

Ownership

Plan

(EOP)

is

a

deferred

share-based
compensation

plan

for

employees

who

are

subject

to

deferral
requirements but

do not

receive LTIP

awards. Vesting

under the
EOP

generally

occurs

in

equal

installments

two

and

three

years
after

grant,

subject

to

continued

employment

and,

in

certain
cases, achievement of defined performance conditions.

Asset Management employees receive some or all of

their EOP

in

the

form

of

cash-settled

notional

investment

funds.

The
amount

delivered

depends

on

the

value

of

the

underlying
investment funds at the time of vesting.
The Deferred

Contingent

Capital

Plan
The

Deferred

Contingent

Capital

Plan

(DCCP)

is

a

deferred
compensation plan for all

employees who are

subject to deferral
requirements.

Such employees

are awarded

notional additional

tier
1 (AT1) capital

instruments,

which, at

the discretion

of UBS, can

be
settled as a cash

payment or a perpetual, marketable AT1

capital
instrument. DCCP

awards

generally

vest

in

full

after

five

years,
unless the

award is

written down

following the

occurrence of

a
viability

event (as

defined under

the terms

of an AT1 instrument)

or
if the

Group’s CET1 capital

ratio falls below

a defined

threshold.
Additional performance

conditions

apply to GEB

members.
Interest payments

on DCCP awards

are paid at the

discretion of
UBS.

Where interest

payments

are not

permitted,

such

as for

certain
regulated employees,

the DCCP

award reflects

the fair value

of the
granted non-interest-bearing

award.
Financial advisor variable compensation
In
line

with

market

prac
tice

for

US

wealth

management
businesses, the compensation for US financial advisors in Global
Wealth Management

predominantly includes

production payout
and

deferred

compensation

awards.

Production

payout

is
primarily based

on compensable revenue.

Financial advisors

may
also qualify

for deferred

compensation awards,

which generally
vest over

a six-year

period. These

awards are

based on

strategic
performance

measures,

including

production

and

length

of
service

with

UBS.

Production

payout

rates

and

deferred
compensation awards

may be

reduced for,

among other

things,
errors,

negligence or

carelessness, or

failure to

comply with

the
firm’s

rules,

standards,

practices

and

/

or

policies,

and

/

or
applicable laws and regulations.

Financial advisor

compensation also

includes expenses

related
to

compensation

commitments

with

financial

advisors

entered
into

at

the

time

of

recruitment

that

are

subject

to

vesting
requirements.
b) Effect on the income statement
Effect

on the

income

statement

for the

financial

year and

future
periods
The table

below

provides

information

about

compensation

expenses
related to

total variable compensation, including financial advisor
variable compensation,

that were

recognized in the

financial year
ended 31 December

2021, as well as expenses

that were deferred
and will be

recognized

in the income

statement

for 2022 and

later.
The majority

of expenses

deferred

to 2022

and later

that are

related
to the

2021

performance

year

pertain

to awards

granted

in February
2022.

The total

unamortized compensation

expense for unvested
share -
based

awards

granted

up

to

31
  December   2021
will

be
recognized

in future periods

over a weighted

average

period of
2.5
years.
Variable compensation including financial advisor variable

compensation
Expenses recognized in 2021 Expenses deferred to 2022 and later
1
USD million
Related to the
2021
performance
year
Related to prior
performance
years Total
Related to the
2021
performance
year
Related to prior
performance
years Total
Non-deferred cash 2,136 (8) 2,128 0 0 0
Deferred compensation awards 389 399 788 767 606 1,373
of which: Equity Ownership Plan 175 174 350 374 180 553
of which: Deferred Contingent Capital Plan 134 151 285 290 318 608
of which: Long-Term Incentive Plan 51 17 69 48 32 79
of which: Asset Management EOP 29 55 84 56 77 133
Variable compensation – performance awards 2,525 391 2,916 767 606 1,373
Variable compensation – other
2
163 33 196 210 178 388
Total variable compensation excluding financial advisor variable compensation 2,688 424 3,112 978 784 1,762
Financial advisor variable compensation 4,134 248 4,382 434 641 1,075 of which: non-deferred cash 3,858 (6) 3,853 0 0 0
of which: deferred share-based awards 106 51 157 123 146 269 of which: deferred cash-based awards 170 202 372 311 495 806
Compensation commitments with recruited financial advisors
3
41 438 479 662 1,682 2,344
Total FA variable compensation 4,175 685 4,860 1,097 2,323 3,419
Total variable compensation including FA variable compensation 6,863 1,109 7,973
4
2,074 3,107 5,181
1 Estimate as

of 31 December

2021. Actual

amounts to be

expensed in future

periods may vary,

e.g., due

to forfeiture of

awards.

2 Consists of

replacement payments,

forfeiture credits,

severance payments,
retention plan payments and interest

expense related to the Deferred Contingent

Capital Plan.

3 Reflects expenses related to

compensation commitments with financial advisors entered into at the time of recruitment
that are subject to

vesting requirements. Amounts

reflected as deferred expenses

represent the maximum

deferred exposure as of

the balance sheet date.

Amounts in the “Related

to the 2021 performance

year”
columns represent commitments entered into

in 2021.

4 Includes USD
631

million in expenses related to share-based

compensation (performance awards: USD
419

million; other variable compensation:

USD
56
million; financial advisor compensation: USD 157

million). A further USD
77

million in expenses related to share-based compensation was recognized within other expense categories included in Note 6 (salaries: USD
5

million related to role-based allowances; social security: USD
59

million; other personnel expenses: USD
13

million related to the Equity Plus Plan).
Variable compensation including financial advisor variable

compensation (continued)
Expenses recognized in 2020 Expenses deferred to 2021 and later
1
USD million
Related to the
2020
performance
year
Related to prior
performance
years Total
Related to the
2020
performance
year
Related to prior
performance
years Total
Non-deferred cash 1,948 (29) 1,920 0 0 0
Deferred compensation awards 329 704 1,034 734 277 1,011
of which: Equity Ownership Plan 131 315 446 298 67 365
of which: Deferred Contingent Capital Plan 108 339 448 271 189 459
of which: Long-Term Incentive Plan 41 11 52 46 9 55
of which: Asset Management EOP 49 39 88 120 12 132
Variable compensation – performance awards 2,278 675 2,953 734 277 1,011
Variable compensation – other
2
109 92 201 176 189 364
Total variable compensation excluding financial advisor variable compensation 2,387 768 3,155 909 465 1,375
Financial advisor variable compensation 3,356 233 3,589 350 602 952 of which: non-deferred cash 3,154 0 3,154 0 0 0
of which: deferred share-based awards 69 50 119 79 135 214
of which: deferred cash-based awards 133 183 316 271 467 738
Compensation commitments with recruited financial advisors
3
22 480 502 473 1,682 2,155
Total FA variable compensation 3,378 713 4,091 822 2,284 3,106
Total variable compensation including FA variable compensation 5,765 1,481 7,246
4
1,732 2,749 4,481
1 Estimate as of 31

December 2020. Actual amounts to be

expensed in future periods may vary, e.g., due to forfeiture of awards.

2 Consists of replacement payments, forfeiture credits, severance payments, retention plan payments and interest expense related

to the Deferred Contingent Capital Plan.

3 Reflects expenses related to compensation

commitments with financial advisors entered

into at the time of recruitment

that
are subject to vesting requirements. Amounts reflected as deferred expenses represent the maximum deferred exposure as of the balance sheet date.

Amounts in the “Related to the 2020 performance year” columns represent commitments entered into

in 2020.

4 Includes USD
666

million in expenses related

to share-based compensation

(performance awards: USD
498

million; other variable compensation:

USD
49

million;
financial advisor compensation: USD 119

million). A further USD
88

million in expenses related to share-based compensation was recognized within other expense categories included in Note 6 (salaries: USD
4

million
related to role-based allowances; social security: USD 51

million; other personnel expenses: USD
34

million related to the Equity Plus Plan).
Variable compensation including financial advisor variable

compensation (continued)
Expenses recognized in 2019 Expenses deferred to 2020 and later
1
USD million
Related to the
2019
performance
year
Related to prior
performance
years Total
Related to the
2019
performance
year
Related to prior
performance
years Total
Non-deferred cash 1,706 (24) 1,682 0 0 0
Deferred compensation awards 287 576 863 413 592 1,005
of which: Equity Ownership Plan 115 294 410 198 213 412
of which: Deferred Contingent Capital Plan 109 256 365 166 356 521
of which: Long-Term Incentive Plan 38 0 38 23 0 23
of which: Asset Management EOP 25 26 51 26 23 49
Variable compensation – performance awards 1,993 553 2,545 413 592 1,005
Variable compensation – other
2
140 85 225 115 228 343
Total variable compensation excluding financial advisor variable compensation 2,133 638 2,770 528 820 1,348
Financial advisor variable compensation 3,233 268 3,501 197 710 907 of which: non-deferred cash 3,064 0 3,064 0 0 0
of which: deferred share-based awards 57 48 106 54 130 183
of which: deferred cash-based awards 112 219 331 144 580 724
Compensation commitments with recruited financial advisors
3
32 510 542 350 1,617 1,967
Total FA variable compensation 3,265 778 4,043 548 2,327 2,874
Total variable compensation including FA variable compensation 5,398 1,416 6,814
4
1,076 3,146 4,222
1 Estimate as of 31 December 2019. Actual amounts expensed may vary, e.g.,

due to forfeiture of awards.

2 Consists of replacement payments, forfeiture credits, severance payments,

retention plan payments and
interest expense related to the Deferred Contingent Capital Plan.

3 Reflects expenses related to compensation commitments with financial advisors entered into at the time of recruitment that are subject to vesting requirements. Amounts reflected as deferred expenses

represent the maximum deferred exposure

as of the balance sheet

date.

Amounts in the “Related to

the 2019 performance year”

columns represent commitments
entered into in

2019.

4 Includes USD
595

million in expenses related

to share-based compensation (performance

awards: USD
448

million; other variable compensation: USD
42

million; financial advisor compensation:
USD 106

million). A

further USD
54

million in

expenses related

to share-based

compensation was

recognized within

other expense

categories included

in Note

6 (salaries:

USD
10

million related

to role-based
allowances; social security: USD 23

million; other personnel expenses: USD
22

million related to the Equity Plus Plan).
c) Outstanding share-based compensation awards
Share and performance share awards
Movements in outstanding share-based awards under the EOP during 2021 and 2020 are provided in the table below.
The awards presented are granted by UBS AG, but are based on UBS Group AG shares.
Movements in outstanding share-based compensation

awards

Number of shares
2021
Weighted

average grant

date fair

value (USD)
Number of shares
2020
Weighted

average grant

date fair

value (USD)
Outstanding, at the beginning of the year 54,557 13 90,443 14
Awarded during the year 278,756 15 19,229 11
Distributed during the year (24,176) 13 (55,114) 14
Forfeited during the year (13,215) 15 0 0
Outstanding, at the end of the year 295,921 15 54,557 13
of which: shares vested for accounting purposes 116,775 53,216
The total carrying amount of the liability related to cash-settled share-based awards as of 31 December 2021 and 31 December 2020 was USD 3

million and USD
1

million, respectively.
d) Valuation
UBS share awards
UBS

measures

compensation

expense

based

on

the

average
market price

of UBS

shares on

the grant

date as

quoted on

the
SIX

Swiss

Exchange,

taking

into

consideration

post-vesting

sale
and

hedge

restrictions,

non-vesting

conditions

and

market
conditions, where

applicable. The

fair value

of the

share awards
subject to

post-vesting sale

and hedge

restrictions is

discounted
on the basis of

the duration of the

post-vesting restriction and is
referenced to

the cost

of purchasing

an at-the-money

European
put option for the term of the transfer restriction. The grant date fair

value

of

notional

shares

without dividend

entitlements also
includes

a

deduction

for

the

present

value

of

future

expected
dividends to be paid between the grant date and distribution.